Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000004223
Account Value [Line Items]
Line Graph and Table Measure Name				Jamestown Equity Fund (The)
Account Value				$ 10,000	$ 31,104	$ 31,104	$ 22,714	$ 18,521	$ 21,921	$ 16,516	$ 14,206	$ 13,759	$ 11,779	$ 10,227	$ 9,431
C000004216
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Equity Fund (The)
Account Value				$ 10,000	33,408	33,408	23,798	20,024	23,643	18,375	15,383	14,781	12,669	10,763	9,848
C000004221
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Opportunities Fund (The)
Account Value				$ 10,000	31,851	31,851	24,832	21,611	24,521	17,765	16,608	15,689	13,887	11,605	10,174
C000004218
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Core Leaders Fund
Account Value				$ 10,000	29,913	29,913	21,961	17,977	22,372	17,804	16,269	15,041	13,273	11,341	10,206
C000094748
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Value & Income Fund
Account Value				$ 10,000	21,820	21,820	17,368	15,938	18,269	14,147	14,692	14,331	13,208	11,422	9,955
C000094749
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Equity Opportunities Fund
Account Value				$ 10,000	28,280	$ 28,280	22,516	18,891	24,102	17,920	16,506	14,036	12,930	11,224	10,243
C000150331
Account Value [Line Items]
Line Graph and Table Measure Name						Davenport Small Cap Focus Fund
Account Value			$ 10,000		26,722	$ 26,722	23,417	19,481	23,633	17,363	14,883	14,173	13,056	10,660	9,089
C000164143
Account Value [Line Items]
Line Graph and Table Measure Name		Davenport Balanced Income Fund
Account Value		$ 10,000			$ 16,775	16,775	14,125	13,401	14,947	12,618	12,723	12,168	11,676	10,693
C000246245
Account Value [Line Items]
Line Graph and Table Measure Name					Davenport Insider Buying Fund
Account Value	$ 10,000				$ 11,307	11,307
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	35,098	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	35,098	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000	33,432	33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	35,098	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	35,098	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	35,098	35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000		33,448	33,448	24,531	20,170	23,863	18,355	15,940	15,290	12,967	10,933	9,471
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000			32,992	32,992	24,196	19,895	23,537	18,105	15,723	15,081	12,790	10,784
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000				12,762	12,762
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	26,703	26,703	21,062	18,233	21,514	14,973	15,304	15,695	13,742	11,694	10,140
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 10,000	24,183	24,183	18,929	16,540	18,661	13,822	14,553	13,993	12,785	11,105	9,558
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	26,396	26,396	20,410	17,991	22,320	16,161	15,458	14,980	13,143	11,397	9,975
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000		21,152	21,152	16,687	15,319	20,024	13,559	13,507	14,824	12,864	10,654	$ 9,227
60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit
Account Value [Line Items]
Line Graph and Table Measure Name		60% Russell 1000 Value/40% Bloomberg U.S. Interm. Govt/Credit
Account Value		$ 10,000			18,586	18,586	15,456	14,090	15,761	13,140	13,125	12,369	11,752	10,778
Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Account Value		$ 10,000			11,913	11,913	10,884	10,650	11,851	11,899	11,192	10,347	10,447	10,424
Morningstar US Moderate Target Allocation NR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Moderate Target Allocation NR (USD)
Account Value		$ 10,000			20,518	20,518	16,552	14,616	17,475	14,938	13,533	12,833	11,839	10,667
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Total Return
Account Value		$ 10,000			23,953	23,953	$ 18,748	$ 16,383	$ 18,483	$ 13,690	$ 14,414	$ 13,860	$ 12,663	$ 11,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000				$ 12,314	$ 12,314